Note 14 - Operating Lease Commitments	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Operating Lease Commitments
OPERATING LEASE COMMITMENTS

The Company leases certain land, office space, warehouse space and equipment under agreements which are classified as operating leases for financial statement purposes. Certain of these leases provide for payment of real estate taxes, common area maintenance, insurance and certain other expenses. Lease terms may have escalating rent provisions and rent holidays which are recognized on a straight-line basis over the term of the lease. The leases expire at various dates through 2047. Total rental expense for leases for the year ended December 31, 2014, the Successor 2013 Period and Predecessor 2013 and 2012 Periods was $11.3 million, $1.5 million, $9.1 million and $9.7 million, respectively. The fixed operating lease commitments detailed below assume that the Company continues the leases through their initial lease terms.

Minimum future non-cancelable operating lease commitments are as follows (amounts in millions):

2015	$9.3
2016	6.3
2017	4.4
2018	3.5
2019	3.4
Thereafter	15.5
$42.4